Long-term debt (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Annual interest rates on long-term debt
Long-term debt	$ 30,267
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.51%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	5,443
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	5,691
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	12,393
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	4,921
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	1,338
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	481
Over 5.1%
Annual interest rates on long-term debt
Total cost of derivative transactions	8,227
Amount which includes above original interest rate	$ 7,890
Over 5.1% | Non US Dollar Debt
Annual interest rates on long-term debt
Average cost of debt not denominated in US dollars after derivative contracting (as a percent)	3.16%